Condensed Interim Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 5,371,608	$ 5,710,227	$ 3,472,776
Term deposits	1,025,347	1,025,347	1,000,000
Accounts receivable (Note 4)	9,943,148	7,129,329	5,889,813
Inventories (Note 5)	12,214,651	9,502,005	8,372,476
Prepaid expenses	859,922	442,161	302,447
Total current assets	29,414,676	23,809,069	19,037,512
Property, equipment and leaseholds, net (Note 6)	4,920,019	4,931,713	5,142,041
Patents (Note 7)	9,589	13,699	30,137
Right of use assets (Note 3)	203,721	217,267	483,113
Intangible assets (Note 8)	2,560,000	2,600,000	2,776,000
Long term deposits (Note 9)	8,540	8,540	8,540
Investments (Note 10)	5,453,274	5,424,010	4,776,167
Goodwill (Note 8)	2,534,275	2,534,275	2,534,275
Deferred tax asset	12,697	12,697	299,603
Total Assets	45,116,791	39,551,270	35,087,388
Current
Accounts payable	1,362,779	1,283,486	558,105
Accrued liabilities	1,318,503	457,062	1,225,804
Deferred revenue	271,426	349,004	314,277
Income taxes payable	5,273,842	4,561,396	2,540,348
Short term line of credit (Note 11)	4,948,545	2,300,819	2,116,073
Current portion of lease liability (Note 3)	57,045	77,715	287,900
Current portion of long term debt (Note 12)	665,614	793,574	848,794
Total current liabilities	13,897,754	9,823,056	7,891,301
Lease liability (Note 3)	146,676	139,552	195,213
Deferred income tax liability	310,162	310,162	233,751
Long term debt (Note 12)	1,491,355	1,573,024	2,998,844
Total Liabilities	15,845,947	11,845,794	11,319,109
Stockholders’ Equity
Capital stock (Note 14) Authorized: 50,000,000 common shares with a par value of $0.001 each; 1,000,000 preferred shares with a par value of $0.01 each Issued and outstanding: 12,377,746 (December 31, 2021: 12,355,246) common shares	12,378	12,355	12,261
Capital in excess of par value	17,094,836	16,983,648	16,633,190
Other comprehensive loss	(733,187)	(775,730)	(872,121)
Accumulated earnings	10,415,419	8,882,360	5,433,198
Total stockholders’ equity – controlling interest	26,789,446	25,102,633	21,206,528
Non-controlling interests (Note 15)	2,481,398	2,602,843	2,561,751
Total Stockholders’ Equity	29,270,844	27,705,476	23,768,279
Total Liabilities and Stockholders’ Equity	$ 45,116,791	$ 39,551,270	$ 35,087,388